Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000130709
Account Value [Line Items]
Line Graph and Table Measure Name		Global Atlantic American Funds<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Managed Risk Portfolio ($19,278)
Accumulated Value	$ 10,000		$ 10,572	$ 12,069	$ 11,495	$ 13,417	$ 14,824	$ 16,473	$ 13,848	$ 15,685	$ 17,402	$ 19,278
C000130712
Account Value [Line Items]
Line Graph and Table Measure Name		Global Atlantic Balanced Managed Risk Portfolio ($16,391)
Accumulated Value	10,000		10,355	11,577	10,921	12,488	13,584	14,805	12,574	13,933	15,112	16,391
C000130710
Account Value [Line Items]
Line Graph and Table Measure Name		Global Atlantic BlackRock Selects Managed Risk Portfolio ($16,581)
Accumulated Value	10,000		10,002	11,256	10,380	11,960	13,254	14,634	12,369	13,777	15,194	16,581
C000141021
Account Value [Line Items]
Line Graph and Table Measure Name		Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio ($19,168)
Accumulated Value	10,000		10,949	12,619	11,885	14,309	15,383	17,977	15,761	16,985	18,147	19,168
C000141028
Account Value [Line Items]
Line Graph and Table Measure Name		Global Atlantic Moderate Managed Risk Portfolio ($17,997)
Accumulated Value	10,000		10,405	11,911	11,136	12,911	13,955	15,617	13,215	14,910	16,475	17,997
C000141029
Account Value [Line Items]
Line Graph and Table Measure Name		Global Atlantic Moderately Aggressive Managed Risk Portfolio ($19,318)
Accumulated Value	10,000		10,223	12,023	11,142	13,048	13,961	16,013	13,681	15,574	17,529	19,318
C000130713
Account Value [Line Items]
Line Graph and Table Measure Name		Global Atlantic Select Advisor Managed Risk Portfolio ($19,041)
Accumulated Value	10,000		10,510	12,084	11,358	13,626	14,527	16,460	13,837	15,611	17,510	19,041
C000130711
Account Value [Line Items]
Line Graph and Table Measure Name		Global Atlantic Wellington Research Managed Risk Portfolio ($19,464)
Accumulated Value	10,000		10,468	11,932	11,328	13,516	15,024	16,883	13,991	15,987	17,958	19,464
MSCI World Index
Account Value [Line Items]
Accumulated Value	10,000		10,751	13,159	12,013	15,337	17,776	21,654	17,726	21,942	26,039	31,532
MSCI World Index
Account Value [Line Items]
Accumulated Value	10,000		10,751	13,159	12,013	15,337	17,776	21,654	17,726	21,942	26,039	31,532
MSCI ACWI Index
Account Value [Line Items]
Accumulated Value	10,000		10,786	13,372	12,113	15,335	17,828	21,133	17,252	21,082	24,769	30,302
S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
MSCI World Index
Account Value [Line Items]
Accumulated Value	10,000		10,751	13,159	12,013	15,337	17,776	21,654	17,726	21,942	26,039	31,532
S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
MSCI World Index
Account Value [Line Items]
Accumulated Value	10,000		10,751	13,159	12,013	15,337	17,776	21,654	17,726	21,942	26,039	31,532
MSCI World Index
Account Value [Line Items]
Accumulated Value	10,000		10,751	13,159	12,013	15,337	17,776	21,654	17,726	21,942	26,039	31,532
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative
Account Value [Line Items]
Accumulated Value	10,000		10,350	11,981	11,344	13,403	14,356	15,847	13,570	15,532	17,198	19,148
S&P Global Managed Risk LargeMidCap Index - Conservative
Account Value [Line Items]
Accumulated Value	10,000		10,381	11,793	11,270	13,135	14,045	15,219	13,127	14,767	16,122	17,817
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative
Account Value [Line Items]
Accumulated Value	10,000		10,350	11,981	11,344	13,403	14,356	15,847	13,570	15,532	17,198	19,148
S&P 500 Managed Risk Index - Moderate
Account Value [Line Items]
Accumulated Value	10,000		10,727	12,446	12,181	14,537	15,531	18,282	15,881	18,550	21,595	23,207
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative
Account Value [Line Items]
Accumulated Value	10,000		10,350	11,981	11,344	13,403	14,356	15,847	13,570	15,532	17,198	19,148
S&P Global Managed Risk LargeMidCap Index - Moderate Aggressive
Account Value [Line Items]
Accumulated Value	10,000		10,289	12,367	11,495	13,944	14,940	17,104	14,467	17,055	19,383	21,820
S&P Global Managed Risk LargeMidCap Index - Moderate
Account Value [Line Items]
Accumulated Value	10,000		10,314	12,165	11,417	13,664	14,634	16,452	14,021	16,294	18,277	20,451
S&P 500 Managed Risk Index - Moderate Conservative
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,706	$ 12,219	$ 11,990	$ 14,171	$ 15,173	$ 17,451	$ 15,193	$ 17,487	$ 19,992	$ 21,474